Prepayments and other current assets, net (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments And Other Current Assets Net
Schedule of prepayments and other current assets, net

Prepayments and other current assets consisted of the following:

	As of	As of
	December 31,	June 30,
	2025	2026
	(RMB in thousands)
VAT deductible	48,653	50,043
Prepayments to vendors	4,904	2,747
Interest receivables	584	273
Income tax receivables	300	280
Rental and other deposits	207	154
Others	415	71
Prepayments and other current assets, net	55,063	53,568